UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-10181

Name of Fund: Government Securities Delaware LLC

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Thomas F. Finley, President, Government
      Securities Delaware LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 01/01/05 - 06/30/05

Item 1 - Report to Stockholders

Government Securities Delaware, LLC

Semi-Annual Report
June 30, 2005

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the company unless accompanied or preceded by the Company's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

To Our Shareholders

We are pleased to present the shareholder report for Government Securities Delaware, LLC, for the six-month period ended June 30, 2005.

The fund's investment objectives are to maximize current income consistent with the preservation of capital and to match the maturities of investments with operating and dividend payment needs. During the period the fund generated net investment income of 6.27% as a percentage of average net assets and paid dividends of $ 15.30 per share.

As you are aware, this fund has not retained an investment advisor. There was no trading activity during the six-month period ended June 30, 2005 and the fund's portfolio holdings have remained the same.

Thomas F. Finley
President

                              Government Securities Delaware, LLC, June 30, 2005

Schedule of Investments

                  Face
                  Amount                    Investments                                            Value
--------------------------------------------------------------------------------------------------------
Notes-        $500,000,000      Merrill Lynch & Co., Inc., 3.29% due
87.8%                           8/15/2009 (a)(b)                                          $  500,000,000
               500,000,000      Merrill Lynch Capital Services, Inc., 3.30%
                                due 8/15/2009 (a)(b)                                         500,000,000
--------------------------------------------------------------------------------------------------------
                                Total Investments (Cost - $1,000,000,000*) - 87.8%         1,000,000,000

                                Other Assets Less Liabilities - 12.2%                        138,486,054
                                                                                          --------------
                                Net Assets - 100.0%                                       $1,138,486,054
                                                                                          ==============
--------------------------------------------------------------------------------------------------------

(a)   Floating rate note.
(b) Investments in companies considered to be an affiliate of the Company (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
      Affiliate                                Net Activity      Interest Income
      --------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.,
         3.29% due 8/15/2009                       --            $     7,223,128
      Merrill Lynch Capital Services, Inc.,
         3.30% due 8/15/2009                       --            $     7,280,032
      --------------------------------------------------------------------------

*     Cost for federal income tax purposes.

      Swap contracts outstanding as of June 30, 2005 were as follows:

      ---------------------------------------------------------------------------------------------
                                                                      Notional          Unrealized
                                                                       Amount          Depreciation
      ---------------------------------------------------------------------------------------------
      Receive a fixed rate of 1.1575% and 6-month LIBOR,
      reset each February 15th and August 15th, minus 1.09%
      and pay a 1-month LIBOR, reset on the 15th of each
      month, plus .07% compounded

      Broker, Merrill Lynch Capital Services, Inc.
      Expires August 2009                                         $1,000,000,000        $  (851,000)

      Receive a 6-month LIBOR, reset each February 15th and August 15th, minus 1.09% and pay semi-annual payments of $41,112

      Broker, Merrill Lynch Capital Services, Inc.
      Expires August 2009                                         $    1,250,000           (236,875)
      ---------------------------------------------------------------------------------------------
      Total                                                                             $(1,087,875)
                                                                                        ===========
      ---------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

                                             Government Securities Delaware, LLC

STATEMENT OF ASSETS AND LIABILITIES

                               As of June 30, 2005
==========================================================================================================================
Assets:                        Investments in affiliated securities, at value
                                  (identified cost - $1,000,000,000) ..............                        $ 1,000,000,000
                               Cash ...............................................                                 46,409
                               Unrealized appreciation on reverse repurchase
                                  agreements - net ................................                            112,645,088
                               Receivables:
                                    Reverse repurchase agreements - net ...........    $    15,186,505
                                    Interest from affiliates ......................         11,426,504
                                    Swaps - net ...................................            313,435          26,926,444
                                                                                       ---------------     ---------------
                               Total assets .......................................                          1,139,617,941
                                                                                                           ---------------
==========================================================================================================================
Liabilities:                   Unrealized depreciation on swaps - net .............                              1,087,875
                               Payable to administrator ...........................                                 44,012
                                                                                                           ---------------
                               Total liabilities ..................................                              1,131,887
                                                                                                           ---------------
==========================================================================================================================
Net Assets:                    Net assets .........................................                        $ 1,138,486,054
                                                                                                           ===============
==========================================================================================================================
Net Assets                     Beneficial interest, par value $500 (2,000,200
Consist of:                       units authorized) and additional paid-in capital                         $ 1,021,877,523
                               Undistributed investment income-net ................    $     5,051,319
                               Unrealized appreciation-net ........................        111,557,212
                                                                                       ---------------
                               Total accumulated earnings-net .....................                            116,608,531
                                                                                                           ---------------
                               Total-Equivalent to $569.21 net asset value per
                                  unit based on 2,000,104 units outstanding .......                        $ 1,138,486,054
                                                                                                           ===============

      See Notes to Financial Statements.

                                             Government Securities Delaware, LLC

STATEMENT OF OPERATIONS

                               For the Six Months Ended June 30, 2005
==========================================================================================================================
Investment                     Interest on reverse repurchase agreement-net .......                        $    21,326,057
Income:                        Interest from affiliates ...........................                             14,503,160
                                                                                                           ---------------
                               Total income .......................................                             35,829,217
                                                                                                           ---------------
==========================================================================================================================
Expenses:                      Interest on swaps-net ..............................                                426,264
                               Administrative fees ................................                                 25,076
                               Managers' fees and expenses ........................                                 10,000
                               Interest expense on promissory notes ...............                                    260
                                                                                                           ---------------
                               Total expenses .....................................                                461,600
                                                                                                           ---------------
                               Investment income-net ..............................                             35,367,617
                                                                                                           ---------------
==========================================================================================================================
Unrealized Gain (Loss) - Net   Change in unrealized appreciation/depreciation on:
                                  Reverse repurchase agreement-net ................    $   (20,228,388)
                                  Swaps-net .......................................            345,234
                                                                                       ---------------
                               Total unrealized loss - net ........................                            (19,883,154)
                                                                                                           ---------------
                               Net Increase in Net Assets Resulting from Operations                        $    15,484,463
                                                                                                           ---------------

      See Notes to Financial Statements.

                                             Government Securities Delaware, LLC

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           For the             For the
                                                                                       Six Months Ended       Year Ended
                                                                                           June 30,          December 31,
                               Increase (Decrease) in Net Assets:                            2005                2004
==========================================================================================================================
Operations:                    Investment income-net ..............................    $    35,367,617     $    71,491,005
                               Change in unrealized appreciation/depreciaton-net ..        (19,883,154)        (35,938,145)
                                                                                       ---------------     ---------------
                               Net increase in net assets resulting from operations         15,484,463          35,552,860
                                                                                       ---------------     ---------------
==========================================================================================================================
Dividends                      Investment income-net ..............................        (30,607,240)        (70,211,484)
to Unit                                                                                ---------------     ---------------
Holders:                       Net decrease in net assets resulting from dividends
                               to unit holders ....................................        (30,607,240)        (70,211,484)
                                                                                       ---------------     ---------------
==========================================================================================================================
Net Assets:                    Total decrease in net assets .......................        (15,122,777)        (34,658,624)
                               Beginning of period ................................      1,153,608,831       1,188,267,455
                                                                                       ---------------     ---------------
                               End of period* .....................................    $ 1,138,486,054     $ 1,153,608,831
                                                                                       ===============     ===============
==========================================================================================================================
                               * Undistributed investment income-net ..............    $     5,051,319     $       290,942
                                                                                       ===============     ===============

      See Notes to Financial Statements.

                                             Government Securities Delaware, LLC

Financial Highlights

                                                            For the Six
                                                            Months Ended               For the Year Ended December 31,
The following per share data and ratios have been derived     June 30,      -------------------------------------------------------
from information provided in the financial statements.          2005           2004          2003          2002            2001
===================================================================================================================================
Per Share         Net asset value, beginning of period ...  $    576.77     $    594.10   $    613.37   $    559.00     $    541.78
Operating                                                   -----------     -----------   -----------   -----------     -----------
Performance:      Investment income-net ..................        17.68           35.74         35.78         35.43           35.48
                  Unrealized gain (loss)-net .............        (9.94)         (17.97)       (18.95)        54.54           17.27
                                                            -----------     -----------   -----------   -----------     -----------
                  Total from investment operations .......         7.74           17.77         16.83         89.97           52.75
                                                            -----------     -----------   -----------   -----------     -----------
                  Less dividends to unit holders from
                     investment income-net ...............       (15.30)         (35.10)       (36.10)       (35.60)         (35.53)
                                                            -----------     -----------   -----------   -----------     -----------
                  Net asset value, end of period .........  $    569.21     $    576.77   $    594.10   $    613.37     $    559.00
                                                            ===========     ===========   ===========   ===========     ===========
===================================================================================================================================
Total Investment  Based on net asset value per share .....         1.34% *         2.99%         2.74%        16.10%          10.06%
Return:                                                     ===========     ===========   ===========   ===========     ===========
===================================================================================================================================
Ratios Based on   Total expenses .........................          .01% #          .01%          .01%          .00% ++         .01%
Average Net                                                 ===========     ===========   ===========   ===========     ===========
Assets:           Total investment income-net ............         6.27% #         6.13%         5.93%         6.10%           6.26%
                                                            ===========     ===========   ===========   ===========     ===========
===================================================================================================================================
Supplemental      Net assets, end of period (in thousands)  $ 1,138,486     $ 1,153,609   $ 1,188,267   $ 1,226,796     $ 1,118,057
Data:                                                       ===========     ===========   ===========   ===========     ===========
                  Portfolio turnover .....................         0.00%           0.00%         0.00%         0.00%           0.00%
                                                            ===========     ===========   ===========   ===========     ===========

*     Aggregate total investment return.
#     Annualized.
++    Amount is less than .01%.

      See Notes to Financial Statements.

Government Securities Delaware, LLC
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Government Securities Delaware, LLC (the "Company") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Company was formed in the State of Delaware on August 8, 2000. The Company's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature.The Company offers one class of Units. Holders of Units have no preemptive rights and no right to redeem their Units. The Company will mandatorily redeem all of the outstanding Units on August 8, 2025 at their Net Asset Value. The redemption price may be paid in cash or in-kind at the discretion of the Board of Managers. Each Unit represents a $500 capital contribution to the Company and is an equal, proportionate interest in the Company, none having priority or preference over another. The following is a summary of significant accounting policies followed by the Company.

(a) Valuation of investments - Reverse repurchase agreements, swap agreements and other securities are valued at fair value as determined by or under the direction of the Board of Managers of the Company.

(b) Financial instruments - The Company may engage in various portfolio investment strategies to hedge its exposures relating to non-trading assets and liabilities.

o Swaps - The Company may enter into swap agreements, which are over-the-counter contracts in which the Company and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a pre-determined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security.

o Reverse repurchase agreements - The Company may enter into reverse repurchase agreements. Under reverse repurchase agreements, the Company sells securities to the counterparty and agrees to repurchase them at a mutually agreed upon date and price, and may exchange their respective commitments to pay or receive interest. If the counterparty defaults on its obligation, the Company's ability to receive interest will be delayed or limited. Furthermore, if the Company does not have sufficient income to pay its obligation under the reverse repurchase agreement, the Company would be in default and the counterparty would be able to terminate the repurchase agreement.

(c) Income taxes - It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Security transactions and investment income - Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income and swap income or expense are recognized on the accrual basis.

(e) Dividends and distributions - The Units will provide for a fixed-rate, semi-annual dividend of at least 7.1215%, calculated on the basis of the 30/360 year, on the par value of each unit owned by such unit holder, to be distributed at the discretion of the Board of Managers out of income of the Company from funds legally available for distribution under Delaware law. In addition, the Board of Managers may distribute to the Unit Holders as of a record date or dates determined by the Board of Managers, in cash or otherwise, all or part of any gains realized on the sale or disposition of property or otherwise, or all or part of any other principal or income of the Company, provided that such distributions are not otherwise in violation of Delaware law. Dividends and distributions paid by the Company in the form of cash and promissory notes are recorded on the ex-dividend dates.

(f) Securities lending - The Company may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Company and any additional required collateral is delivered to the Company on the next business day. Where the Company receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Company typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Company receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Company may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Company could experience delays and costs in gaining access to the collateral. The Company also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Transactions with Affiliates:

The Company has entered into an Administrative Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM shall perform or arrange for the performance of the administrative services necessary for the operation of the Company. For such services, the Company will pay FAM a semi-annual fee of $25,000. In addition, the Company pays certain other professional expenses. FAM will be responsible for all other expenses of the Company, including, but not limited to, auditing and legal expenses, and custodial and printing fees.

MLIM Alternative Investment Strategies ("MLIMAIS"), a wholly-owned subsidiary of Merrill Lynch Group, Inc., which in turn, is a wholly-owned subsidiary of ML & Co., is the Company's transfer agent.

As of December 31, 2000, 2,000,000 Units were beneficially owned and of record by ML SSG S.A.R.L., a wholly-owned subsidiary of ML & Co. During 2001, ML SSG S.A.R.L. transferred its interest in the Company to Merrill Lynch Corporate and Institutional Client Group L.P. ("ML CICG"), an indirect subsidiary of Merrill Lynch Capital Services, Inc. ("MLCS"), which in turn, is a wholly-owned subsidiary of ML & Co. As of June 30, 2005, 2,000,000 Units were beneficially owned by ML CICG.

The Company purchased for $1,002,500,000 (excluding the accrued interest paid on August 15, 2000) $1,000,000,000 face value, 6% coupon U.S. Treasury Notes maturing on August 15, 2009 (the "Treasury Notes") and entered into a floating rate reverse repurchase agreement to maturity (the "Reverse Repurchase Agreement") with Merrill Lynch Government Securities, Inc. ("ML Government Securities"). Under the Reverse Repurchase Agreement, the Company sold the Treasury Notes to ML Government Securities and is obligated to repurchase the Treasury Notes for $1,000,000,000 on August 15, 2009, but may repurchase the Treasury Notes from ML Government Securities for the Notional Amount (defined below) plus accrued interest on 5 days prior written notice (the "Repurchase Agreement Termination Date"). Until the Repurchase Agreement Termination Date, the Company will make semi-annual floating rate payments to ML Government Securities at the rate of 6-month LIBOR less 109 basis points on the outstanding Notional Amount plus $138,889. The Notional Amount will start at $1,002,500,000 and will be reduced by the $138,889 fixed, semi-annual payments by the Company.

The semi-annual fixed payments of $138,889 will amortize the $2,500,000 premium paid for the Treasury Notes to zero on a straight-line basis over the term of the Reverse Repurchase Agreement. In return, the Company will receive semi-annual payments from ML Government Securities equal to the interest on the Treasury Notes. These semi-annual payments will be netted against each other and only the net amount will actually be paid. The transfer of the U.S. Treasury Notes under the Reverse Repurchase Agreement was treated as a sale for accounting purposes.

The Company used the proceeds from the Reverse Repurchase Agreements to acquire the following notes (the "Notes"):

      (i) $500,000,000 Merrill Lynch & Co., Inc. Floating Rate Note due August 15, 2009; and

      (ii) $500,000,000 Merrill Lynch Capital Services, Inc. Floating Rate Note due August 15, 2009.

The note from ML & Co. pays interest semi-annually at the rate of 1-month LIBOR plus 7 basis points, compounded monthly. The note from MLCS pays interest semi-annually at the rate of 1-month LIBOR plus 8 basis points. Interest on the note from ML Capital Services compounds monthly. The Notes are subject to pre-payment at the option of the Company at any time.

To ensure the Company's investments will match its operating and dividend needs, the Company entered into two swaps with ML Capital Services. Under the terms of the first swap, (the "Daycount Swap"), the Company will make payments calculated as 1-month LIBOR plus 7 basis points compounded monthly and paid semi-annually on $1,000,000,000 to ML Capital Services and in return will receive semi-annual payments at a rate of 6-month LIBOR less 109 basis points on $1,000,000,000 plus a fixed payment on the same amount at a rate of 1.1575%. The Daycount Swap will terminate on August 15, 2009. Under the terms of the second swap (the "Amortizing Swap"), the Company will make fixed, semi-annual payments of $41,112 and in return will receive semi-annual payments equal to 6-month LIBOR less 109 basis points on a notional amount that will start at $2,500,000 and will amortize to approximately $138,889 on a straight-line basis over the term of the Amortizing Swap. The Amortizing Swap will terminate on August 15, 2009. The effective date of all transactions with ML & Co. or its affiliates was August 10, 2000.

The Company has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), an affiliate of FAM, or its affiliates. Pursuant to that order, the Company also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Company, invest cash collateral received by the Company for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates.

Certain officers and/or managers of the Company are officers and/or directors of FAM, PSI, ML & Co., ML CICG, MLCS, MLIMAIS and/or MLIM, LLC.

3. Capital Stock Transactions:

During the six months ended June 30, 2005 and the year ended December 31, 2004, Units outstanding remained constant.

Officers and Managers

Donald C. Burke - Vice President and Treasurer
Thomas F. Finley - President
Timothy Flynn - Manager
Thomas Irvin - Manager
Brian D. Stewart - Secretary

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, Massachusetts 02110

Transfer Agent

MLIM Alternative Investment Strategies
800 Scudders Mill Road
Plainsboro, New Jersey 08536

--------------------------------------------------------------------------------
Availability of Quarterly Schedule of Investments
--------------------------------------------------------------------------------
            The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Company's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Company's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Company voted proxies relating to securities held in the Company's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com; and
(2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable to this semi-annual report

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Government Securities Delaware LLC


By: /s/ Thomas F. Finley
    ------------------------
    Thomas F. Finley,
    President of
    Government Securities Delaware LLC

Date: August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Thomas F. Finley
    ------------------------
    Thomas F. Finley,
    President of
    Government Securities Delaware LLC

Date: August 19, 2005


By: /s/ Donald C. Burke
    ------------------------
    Donald C. Burke,
    Treasurer of
    Government Securities Delaware LLC

Date: August 19, 2005